N-4	Apr. 18, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Apr. 18, 2024
Amendment Flag	false
Multi Fund 1 4
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
The surrender charges applicable to your Contract depend on the version of the Contract that you own.
•Single premium contract (Multi-Fund® 1). If you withdraw money during the first 7 full Contract Years, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period.
•Flexible premium contract (Multi-Fund® 2, 3, 4). If you withdraw money before the
7th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of Purchase Payments withdrawn, declining to 0% over that time period.
•Periodic premium contract (Multi-Fund® 1). If you withdraw money during the first
10 full Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn, declining to 0% over that time period.
For example, if you purchase the Contract and make a withdrawal of $100,000 during the surrender charge period, you could be assessed a charge of up to $7,000 (for a single or flexible premium contract) or $8,000 (for a periodic premium contract).
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges
If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $35 may be charged to set up and process a loan. The loan maintenance fee is an annual rate of 2.5%
•Fee Tables •Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.002%[1,2]
	Base Contract with Enhanced Guaranteed Minimum Death Benefit	1.302%[1,2]
	Investment options (fund fees and expenses)	0.23%[1]	1.32%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[1]	2.00%[3]
1 As a percentage of average Account Value in the Subaccounts.
2A charge of 0.952% applies only for assets invested in the LVIP Delaware Value Fund on and after May 1, 2009.
3 As a percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,548	Highest Annual Cost: $6,258
	Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
The surrender charges applicable to your Contract depend on the version of the Contract that you own.
•Single premium contract (Multi-Fund® 1). If you withdraw money during the first 7 full Contract Years, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period.
•Flexible premium contract (Multi-Fund® 2, 3, 4). If you withdraw money before the
7th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of Purchase Payments withdrawn, declining to 0% over that time period.
•Periodic premium contract (Multi-Fund® 1). If you withdraw money during the first
10 full Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn, declining to 0% over that time period.
For example, if you purchase the Contract and make a withdrawal of $100,000 during the surrender charge period, you could be assessed a charge of up to $7,000 (for a single or flexible premium contract) or $8,000 (for a periodic premium contract).
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $35 may be charged to set up and process a loan. The loan maintenance fee is an annual rate of 2.5%
•Fee Tables •Charges and Other Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.002%[1,2]
	Base Contract with Enhanced Guaranteed Minimum Death Benefit	1.302%[1,2]
	Investment options (fund fees and expenses)	0.23%[1]	1.32%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[1]	2.00%[3]
1 As a percentage of average Account Value in the Subaccounts.
2A charge of 0.952% applies only for assets invested in the LVIP Delaware Value Fund on and after May 1, 2009.
3 As a percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,548	Highest Annual Cost: $6,258
	Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.002%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.32%
Optional Benefits Minimum [Percent]	0.30%
Optional Benefits Maximum [Percent]	2.00%
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Income Base.
Lowest Annual Cost [Dollars]	$ 1,548
Highest Annual Cost [Dollars]	$ 6,258
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
•Principal Risks •Surrenders and Withdrawals •Fee Tables •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments in the Variable Annuity
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks

Investment Restrictions [Text Block]	•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.•Currently, there is no charge for transfers. We may impose a $10 charge for transfers in excess of the maximum number of transfers allowed in a Contract Year.•We reserve the right to remove or substitute the funds that are available as investment options under the Contract.•You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment option may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Optional Benefit Restrictions [Text Block]	•There are additional restrictions and limitations under the Contract’s optional benefits.•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Optional benefit availability may vary by state of issue or selling broker-dealer.•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.•We may modify or stop offering an optional benefit that is currently available at any time.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	•Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.•This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
TRANSACTION EXPENSES
Surrender charge – Single Premium (Multi-Fund® 1) (as a percentage of Contract Value surrendered/withdrawn)	7.00%
Surrender charge – Flexible Premium (Multi-Fund® 2, 3, 4) (as a percentage of Purchase Payments surrendered/ withdrawn)	7.00%
Surrender charge – Periodic Contract (Multi-Fund® 1) (as a percentage of Contract Value surrendered/withdrawn):[1]	8.00%
Loan set-up fee[2]:	$35

[1]The surrender charge percentage is reduced over time. The later the surrender or withdrawal occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. A withdrawal that does not exceed the free amount for a Contract Year is not subject to a surrender charge. See Charges and Other Deductions – Surrender Charge.[2]Loans are available only if your group plan allows for loans and such fee is permissible by state law.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). These fees and expenses are the same for the Single Premium (Multi-Fund® 1), Flexible Premium (Multi-Fund® 2, 3, 4) and Periodic Premium (Multi-Fund® 1) contracts. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$25

Base Contract Expenses:[2] (as a percentage of average daily net assets in the Subaccounts):
Without Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.002%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.302%
Loan Maintenance Fee (as a percentage of amount of loans)[2]	2.50%
Optional Benefit Expenses[4]
	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0:[5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage:[6]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[6]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[7]
Guaranteed Maximum Annual Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[8]
Guaranteed Maximum Annual Charge	1.50%	N/A
Current Charge	0.65%	N/A
i4LIFE® Advantage Guaranteed Income Benefit (qualified contracts only):[9]
Current Charge[10]	0.48%	0.48%
i4LIFE® Advantage (nonqualified contracts and IRAs):[11]
Current Charge	0.30%	0.30%
i4LIFE® Advantage Guaranteed Income Benefit (version 4) (nonqualified contracts and IRAs):[12]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	0.95%	1.15%
i4LIFE® Advantage Guaranteed Income Benefit (version 3) (nonqualified contracts and IRAs):[12]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.95%	0.95%
i4LIFE® Advantage Guaranteed Income Benefit (version 2) (nonqualified contracts and IRAs):[12]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.75%	0.75%
i4LIFE® Advantage Guaranteed Income Benefit (version 1) (nonqualified contracts and IRAs):[12]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.50%	0.50%
[1]Applies only to Periodic Multi-Fund® 1 and Flexible Premium Multi-Fund® 2 contracts.[2]The mortality and expense risk charge and administrative charge rates together are 1.002% for all contracts on and after the Annuity Commencement Date. Assets invested in the LVIP Delaware Value Fund on or after May 1, 2009, will have a mortality and expense risk charge of 0.952%.[3]Loan Maintenance Fee of 2.50% is comprised of a 7.00% loan interest less 4.50% credited on the amount held in the loan reserve account.[4]You may not have more than one Living Benefit Rider on your contract and those Living Benefit Riders are only available for nonqualified plans or IRAs.[5]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.[6]As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. The current annual fee rate may increase to the current annual fee listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information. This rider is no longer available for purchase.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information. This rider is no longer available for purchase.[8]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This fee is deducted from the subaccounts on a quarterly basis. The protected lifetime income fee may increase to the current annual fee listed above upon the next election to reset the Protected Income Base. See Charges and Other Deductions – 4LATER® Advantage Fee for more information. This rider is no longer available for purchase.[9]This benefit is not available with the Enhanced Guaranteed Minimum Death Benefit.[10]As an annualized percentage of Account Value deducted on a monthly basis (0.04% per month).[11]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.[12]These charges are added to the i4LIFE® Advantage charges to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.  The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	1.32%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	1.17%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2025, and can only be terminated early with approval by the fund’s board of directors.
Transaction Expenses [Table Text Block]
Surrender charge – Single Premium (Multi-Fund® 1) (as a percentage of Contract Value surrendered/withdrawn)	7.00%
Surrender charge – Flexible Premium (Multi-Fund® 2, 3, 4) (as a percentage of Purchase Payments surrendered/ withdrawn)	7.00%
Surrender charge – Periodic Contract (Multi-Fund® 1) (as a percentage of Contract Value surrendered/withdrawn):[1]	8.00%
Loan set-up fee[2]:	$35

Administrative Expense (Annual Account Fee):[1]	$25

Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the surrender or withdrawal occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. A withdrawal that does not exceed the free amount for a Contract Year is not subject to a surrender charge. See Charges and Other Deductions – Surrender Charge.
Administrative Expense, Current [Dollars]	$ 25
Administrative Expense, Footnotes [Text Block]	Applies only to Periodic Multi-Fund® 1 and Flexible Premium Multi-Fund® 2 contracts.
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge and administrative charge rates together are 1.002% for all contracts on and after the Annuity Commencement Date. Assets invested in the LVIP Delaware Value Fund on or after May 1, 2009, will have a mortality and expense risk charge of 0.952%.
Optional Benefit Expense, Footnotes [Text Block]	You may not have more than one Living Benefit Rider on your contract and those Living Benefit Riders are only available for nonqualified plans or IRAs.[5]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.[6]As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. The current annual fee rate may increase to the current annual fee listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information. This rider is no longer available for purchase.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information. This rider is no longer available for purchase.[8]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This fee is deducted from the subaccounts on a quarterly basis. The protected lifetime income fee may increase to the current annual fee listed above upon the next election to reset the Protected Income Base. See Charges and Other Deductions – 4LATER® Advantage Fee for more information. This rider is no longer available for purchase.[9]This benefit is not available with the Enhanced Guaranteed Minimum Death Benefit.[10]As an annualized percentage of Account Value deducted on a monthly basis (0.04% per month).[11]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.[12]These charges are added to the i4LIFE® Advantage charges to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	1.32%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	1.17%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2025, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.32%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2025, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
	Single Periodic Premium Contract	Multi-Fund 2 Flexible Premium Contract	Multi-Fund 3 or 4 Flexible Premium Contract	Periodic Premium Contract
1 year	$12,334	$13,160	$13,160	$13,086
3 years	$21,038	$23,545	$23,545	$23,354
5 years	$29,788	$34,016	$34,016	$33,751
10 years	$53,940	$62,575	$62,575	$56,063

No Surrender Example [Table Text Block]
	Single Periodic Premium Contract	Multi-Fund 2 Flexible Premium Contract	Multi-Fund 3 or 4 Flexible Premium Contract	Periodic Premium Contract
1 year	$5,310	$6,160	$6,160	$5,036
3 years	$15,986	$18,545	$18,545	$15,202
5 years	$26,736	$31,016	$31,016	$25,497
10 years	$53,940	$62,575	$62,575	$51,804

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon. Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit. Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $1 million or more. This amount includes total Purchase Payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments. Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you. Loan Risk. The amount of the loan reserve account does not participate in the investment experience of the Subaccounts; therefore, loans can impact the Contract Value and Death Benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Cross-Reinvestment/ Earnings Sweep Service	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	•Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	You may be eligible to take a loan against your Contract Value.	•One-time fee of up to $35 to set up and process loan. •Annual loan maintenance fee of 2.5% (as a percentage of loan amount).
•Only available to Participants in a tax
deferred retirement plan that allows
Participant loans.
•Loans are subject to a variety of
limitations, including restrictions as to
the loan amount, the loan’s duration, the
rate of interest, and the manner of
repayment.
•Loan reserve account does not
participate in the investment experience
of the Sub-Accounts, which can impact
the Contract Value and Death Benefit,
even if the loan is repaid in full.

Enhanced Guaranteed Minimum Death Benefit
Provides an enhanced death benefit based
on the greater of Contract Value upon death,
Contract Value at the time of election, total
Purchase Payments, or highest Contract
Value on a contract anniversary, subject to
adjustments.
0.30% (as a percentage of average daily net assets in the Subaccounts)
•Limited availability: Only available for
flexible premium contracts, not available
for qualified contracts or in all states,
and Owner(s) and Annuitant must be no
older than age 75.
•Withdrawals could significantly reduce
the benefit.

i4LIFE® Advantage for Qualified Contracts
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit
provides a minimum payout floor for
those Regular Income Payments.
•Includes a Guaranteed Income Benefit
and its own standard death benefit.
1.482% (as a percentage of Account Value)
•Limited availability: Must be elected
before an annuity option is selected,
must be elected no later than age 85
(single life); age 80 (joint life), may not
be available or limitations may apply
depending on state, tax treatment, and
terms of retirement plan.
•Investment Requirements apply.
•Restrictions apply to the length of the
Access Period.
•Withdrawals during the Access Period
could significantly reduce the dollar
amount of income payments and the
death benefit.
•Purchase Payments are subject to
additional restrictions.

i4LIFE® Advantage for Nonqualified and IRA Contracts
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit
provides a minimum payout floor for
those Regular Income Payments.
•May be elected with or without the
Guaranteed Income Benefit. Includes its
own standard death benefit and an
enhanced death benefit may be elected
for an additional charge.
3.652% (as a percentage of Account Value)
•Limited availability: Must have Contract
Value of at least $50,000 at election,
must be elected before an annuity option
is selected, for IRA contracts, must be
age 59½ or older and may not be
available or limitations may apply
depending on state and tax treatment.
•Investment Requirements apply if
Guaranteed Income Benefit is elected.
•Restrictions apply to the length of the
Access Period.
•Withdrawals during the Access Period
could significantly reduce the dollar
amount of income payments and the
death benefit.
•Purchase Payments are subject to
additional restrictions.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guaranteed Income Benefit with i4LIFE® Advantage
Provides that variable income payments
under i4LIFE® Advantage will never be less
than a guaranteed minimum amount
regardless of investment performance
during the Access Period or Lifetime Income
Period. Includes a step-up feature that may
result in a higher guaranteed minimum at
certain points in time.
Qualified contracts: No additional charge Included with i4LIFE® Advantage Nonqualified / IRA contracts: 3.652% (as a percentage of Account Value)
•Must be elected no later than age 95 for
nonqualified contracts or age 80 for IRA
contracts.
•Investment Requirements apply.
•Features, terms, and conditions differ for
qualified and nonqualified/IRA contracts.
•Withdrawals during the Access Period
could significantly reduce the benefit and
negatively impact the potential for step-
ups.
•Changes to the length of the Access
Period or payment frequency could
significantly reduce or terminate the
benefit.
•Purchase Payments are subject to
additional restrictions.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Cross-Reinvestment/ Earnings Sweep Service	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	•Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	You may be eligible to take a loan against your Contract Value.	•One-time fee of up to $35 to set up and process loan. •Annual loan maintenance fee of 2.5% (as a percentage of loan amount).
•Only available to Participants in a tax
deferred retirement plan that allows
Participant loans.
•Loans are subject to a variety of
limitations, including restrictions as to
the loan amount, the loan’s duration, the
rate of interest, and the manner of
repayment.
•Loan reserve account does not
participate in the investment experience
of the Sub-Accounts, which can impact
the Contract Value and Death Benefit,
even if the loan is repaid in full.

Enhanced Guaranteed Minimum Death Benefit
Provides an enhanced death benefit based
on the greater of Contract Value upon death,
Contract Value at the time of election, total
Purchase Payments, or highest Contract
Value on a contract anniversary, subject to
adjustments.
0.30% (as a percentage of average daily net assets in the Subaccounts)
•Limited availability: Only available for
flexible premium contracts, not available
for qualified contracts or in all states,
and Owner(s) and Annuitant must be no
older than age 75.
•Withdrawals could significantly reduce
the benefit.

i4LIFE® Advantage for Qualified Contracts
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit
provides a minimum payout floor for
those Regular Income Payments.
•Includes a Guaranteed Income Benefit
and its own standard death benefit.
1.482% (as a percentage of Account Value)
•Limited availability: Must be elected
before an annuity option is selected,
must be elected no later than age 85
(single life); age 80 (joint life), may not
be available or limitations may apply
depending on state, tax treatment, and
terms of retirement plan.
•Investment Requirements apply.
•Restrictions apply to the length of the
Access Period.
•Withdrawals during the Access Period
could significantly reduce the dollar
amount of income payments and the
death benefit.
•Purchase Payments are subject to
additional restrictions.

i4LIFE® Advantage for Nonqualified and IRA Contracts
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit
provides a minimum payout floor for
those Regular Income Payments.
•May be elected with or without the
Guaranteed Income Benefit. Includes its
own standard death benefit and an
enhanced death benefit may be elected
for an additional charge.
3.652% (as a percentage of Account Value)
•Limited availability: Must have Contract
Value of at least $50,000 at election,
must be elected before an annuity option
is selected, for IRA contracts, must be
age 59½ or older and may not be
available or limitations may apply
depending on state and tax treatment.
•Investment Requirements apply if
Guaranteed Income Benefit is elected.
•Restrictions apply to the length of the
Access Period.
•Withdrawals during the Access Period
could significantly reduce the dollar
amount of income payments and the
death benefit.
•Purchase Payments are subject to
additional restrictions.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guaranteed Income Benefit with i4LIFE® Advantage
Provides that variable income payments
under i4LIFE® Advantage will never be less
than a guaranteed minimum amount
regardless of investment performance
during the Access Period or Lifetime Income
Period. Includes a step-up feature that may
result in a higher guaranteed minimum at
certain points in time.
Qualified contracts: No additional charge Included with i4LIFE® Advantage Nonqualified / IRA contracts: 3.652% (as a percentage of Account Value)
•Must be elected no later than age 95 for
nonqualified contracts or age 80 for IRA
contracts.
•Investment Requirements apply.
•Features, terms, and conditions differ for
qualified and nonqualified/IRA contracts.
•Withdrawals during the Access Period
could significantly reduce the benefit and
negatively impact the potential for step-
ups.
•Changes to the length of the Access
Period or payment frequency could
significantly reduce or terminate the
benefit.
•Purchase Payments are subject to
additional restrictions.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Optional Benefit Expense, Footnotes [Text Block]	You may not have more than one Living Benefit Rider on your contract and those Living Benefit Riders are only available for nonqualified plans or IRAs.[5]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.[6]As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. The current annual fee rate may increase to the current annual fee listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information. This rider is no longer available for purchase.[7]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information. This rider is no longer available for purchase.[8]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This fee is deducted from the subaccounts on a quarterly basis. The protected lifetime income fee may increase to the current annual fee listed above upon the next election to reset the Protected Income Base. See Charges and Other Deductions – 4LATER® Advantage Fee for more information. This rider is no longer available for purchase.[9]This benefit is not available with the Enhanced Guaranteed Minimum Death Benefit.[10]As an annualized percentage of Account Value deducted on a monthly basis (0.04% per month).[11]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.[12]These charges are added to the i4LIFE® Advantage charges to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Fees and Costs of Benefit [Text Block]	Charges, Fees and Deductions for Discontinued Living Benefit Riders Lincoln Lifetime IncomeSM Advantage 2.0 Fees. If you have elected a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect.The protected lifetime income fee rates for the rider listed above are:
	Current Annual Fee Rate		Guaranteed Maximum Annual Fee Rate
	Single Life	Joint Life	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0*	1.25% (0.3125% quarterly)	1.25% (0.3125% quarterly)	2.00%	2.00%
*Beginning February 22, 2021, the current annual fee rate for the Lincoln Lifetime IncomeSM 2.0 Advantage rider increased from 1.05% to 1.25% (single life option); 1.25% to 1.50% (joint life option) upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000 or (c) if the Protected Income Base increases as a result of an Enhancement after the 10th Benefit Year anniversary. This fee increase will also occur upon a step-up of the Guaranteed Income Benefit following a transition to the i4LIFE® Advantage Guaranteed Income Benefit. The protected lifetime income fee: •is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals; and•may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.)The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the Contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base. Opting Out of Fee Rate Increases Resulting from an Account Value Step-up The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. See Fee Tables. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this single Account Value Step-up, and not to any subsequent Account Value Step-ups. You will need to notify us each time thereafter (if an Account Value Step-up would cause your fee rate to increase) if you do not want the Account Value Step-up. The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders. The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the Contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider (for Nonqualified Contracts or IRAs only). If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (a “Prior Rider”), you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider. This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...	and the current initial charge rate for your Guaranteed Income Ben- efit rider is…
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)	1.05% (0.2625% quarterly) single life option 1.25% (0.3125% quarterly) joint life option
The initial charge is a percentage of the greater of the Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total Base Contract Expense charge for the Death Benefit you have elected on your base contract also applies: 1.302% for the EGMDB and 1.002% for the Account Value Death Benefit. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider. The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge. The following example shows how the initial charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (version 4) and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the Contractowner is a 65-year old male on the effective date of electing i4LIFE® Advantage Guaranteed Income Benefit (version 4). Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. 1/1/14 Initial i4LIFE® Advantage Account Value $100,000 1/1/14 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 $125,000 1/1/14 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) ($125,000 x 1.05%) the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is assessed against the Income Base since it is larger than the Account Value $1,312.50 1/2/14 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI) $5,173 1/2/14 Initial Guaranteed Income Benefit (4% x $125,000 Income Base) $5,000 The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment. 1/2/15 Recalculated Regular Income Payment (due to market gain in Account Value) $6,900 1/2/15 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment) $5,175 1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) ($1,312.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit] $1,358.44 If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage Guaranteed Income Benefit (version 4) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be used in the calculation of the i4LIFE® Advantage Guaranteed Income Benefit (version 4) charge.) Continuing the above example: 1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) $1,358.44 1/2/16 Recalculated Regular Income Payment (due to Account Value increase) $7,400 1/2/16 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment) $5,550 Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%. 1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) ($1,358.44 x ($5,550/$5,175) x (1.15%/1.05%)) $1,595.63 The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit (version 4) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge (1.15%/1.05%). If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue. After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease.Lincoln Lifetime IncomeSM Advantage Fee (for Nonqualified Contracts or IRAs only). There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate for both single and joint life options are listed in the following table.
Current Fee
Beginning January 11, 2021	1.25%
January 20, 2009 through January 10, 2021	0.90%
Prior to January 20, 2009	0.75%
The fee for your rider is based on the latest date of (a) the last Account Value Step-up of the Protected Income Base or (b) the Benefit Year anniversary following any deposit where cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added to your rider fee. See Appendix C – Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a description of the calculation of the Protected Income Base. The fee is based on the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the Contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Lincoln Lifetime IncomeSM Advantage – Protected Income Base for a discussion and example of the impact of the changes to the Protected Income Base. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual fee rate of 1.50%. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will return to the value they were immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Account Value Step-up and is not available if additional Purchase Payments would cause your fee to increase. You will need to notify us each time the fee rate increases if you want to opt out of subsequent Account Value Step-ups. An increase in the Protected Income Base as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will cause the fee rate for your rider to change to the current fee rate in effect on the next Benefit Year anniversary, but the fee rate will never exceed the guaranteed maximum annual fee rate. The new fee rate will become effective on the Benefit Year anniversary. You cannot opt out of this fee rate increase. The protected lifetime income fee will be discontinued upon termination of the rider. A portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the Contract. If the Protected Income Base is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no protected lifetime income fee will be deducted. If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge. This total charge rate (which may change as discussed above) is in effect until the seventh Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the seventh Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your Contract until the seventh Benefit Year anniversary.Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers (for Nonqualified Contracts or IRAs only). For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase the Guaranteed Income Benefit (version 2 or 3) which is purchased with i4LIFE® Advantage is subject to the Lincoln Lifetime IncomeSM Advantage charge rate that was in effect immediately prior to your transition to i4LIFE®Advantage Guaranteed Income Benefit. This fee is added to your base contract expense and the i4LIFE® Advantage charge rate to comprise the total mortality and expense risk charge, which is based on Account Value (See Lincoln Lifetime IncomeSM Advantage Fee). Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage. The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.Lincoln SmartSecurity® Advantage Charge (for Nonqualified Contracts or IRAs only) (This rider is no longer available). While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is: 1.0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or2.0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to May 20, 2013, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or3.1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to May 20, 2013, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the Contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Appendix C – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period. If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the Contract. Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity. Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the Contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.4LATER® Advantage Fee (for Nonqualified Contracts or IRAs only). There is a fee associated with this rider as long as the rider is in effect. The current annual fee rate is listed in the following table.
Current Fee
Beginning January 11, 2021	0.90%
January 20, 2009 through January 10, 2021	0.65%
Prior to January 20, 2009	0.50%
The fee for your rider is based on the latest date of the last automatic or elected reset of the Protected Income Base. The Protected Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Advantage Guaranteed Income Benefit. The Protected Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® Advantage protected lifetime income fee rate multiplied by the Protected Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® Advantage rider effective date or the most recent reset of the Protected Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® Advantage protected lifetime income fee is assessed. The amount we deduct will increase as the Protected Income Base increases, because the fee is based on the Protected Income Base. As described in more detail below, the only time the Protected Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value. Upon a reset of the Protected Income Base, a portion of the protected lifetime income fee, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Protected Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® Advantage rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® Advantage protected lifetime income fee for the reset Protected Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual fee rate will be the current fee rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual fee rate will change to the current fee rate in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Protected Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Protected Income Base, your 4LATER® Advantage protected lifetime income fee rate will never change, although the amount we deduct will change as your Protected Income Base changes. Prior to the Periodic Income Commencement Date, a portion of the 4LATER® Advantage protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® Advantage rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® Advantage protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® Advantage since the previous deduction.i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Advantage (for Nonqualified Contracts or IRAs only). The 4LATER® Guaranteed Income Benefit which is purchased i4LIFE® Advantage is subject to an annual charge rate of 4LATER® Advantage that was in effective immediately prior to your transition to i4LIFE® Advantage Guaranteed Income Benefit. This fee is added to your base contract expense and the i4LIFE® Advantage charge to comprise the total mortality and expense risk charge, which is based on Account Value (See 4LATER® Advantage Fee). On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Protected Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date. After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.Appendix D — Guaranteed Income Benefit Percentages for Previous Rider Electionsi4LIFE® Advantage Guaranteed Income Benefit (version 4) elections between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*If joint life option is in effect, the younger of you and your spouse’s age applies.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-454-6265 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.17%[2]	15.70%	13.27%	9.33%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.57%	12.34%	7.38%	5.63%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.59%	13.48%	8.14%	6.09%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.62%	14.56%	9.17%	6.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.67%	16.71%	10.74%	7.56%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.71%	18.82%	11.81%	8.04%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.72%	19.33%	11.92%	8.08%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.72%	19.30%	11.91%	8.07%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.72%	19.40%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.72%	19.30%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	9.39%	9.55%	6.43%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	34.15%	13.82%	9.28%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	17.75%	10.22%	6.41%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.60%	5.02%	3.94%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%[2]	12.08%	9.25%	5.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	0.74%[2]	12.67%	5.51%	3.53%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] (formerly LVIP Delaware Wealth Builder Fund) advised by Lincoln Financial Investments Corporation	0.71%[2]	9.91%	5.95%	4.45%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	13.51%	6.28%	3.91%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	17.44%	4.94%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.54%	7.41%	4.90%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	16.14%	9.08%	5.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	19.19%	10.72%	6.11%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.30%	11.25%	6.57%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.31%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	24.91%	14.55%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	15.07%	6.84%	3.74%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.75%	5.93%	1.08%	1.71%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-454-6265 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.17%[2]	15.70%	13.27%	9.33%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	22.60%	13.65%	9.58%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	26.14%	13.36%	10.91%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	15.84%	4.83%	3.41%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.83%	6.19%	6.09%	2.96%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.66%	33.34%	16.54%	11.50%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.57%	12.34%	7.38%	5.63%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.59%	13.48%	8.14%	6.09%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.62%	14.56%	9.17%	6.75%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.67%	16.71%	10.74%	7.56%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.71%	18.82%	11.81%	8.04%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.72%	19.33%	11.92%	8.08%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.72%	19.30%	11.91%	8.07%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.72%	19.40%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.72%	19.30%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.68%	36.09%	19.52%	14.68%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	9.39%	9.55%	6.43%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	13.62%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%	5.07%	3.16%	2.19%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.82%[2]	13.06%	4.76%	3.85%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	34.15%	13.82%	9.28%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	17.75%	10.22%	6.41%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	22.78%	14.99%	11.07%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	17.24%	8.98%	4.58%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	10.04%	3.12%	1.60%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	9.72%	4.23%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	13.33%	4.97%	3.72%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.84%	4.56%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.75%	1.61%	0.99%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	11.60%	5.02%	3.94%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%[2]	12.08%	9.25%	5.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Standard Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.37%	5.93%	1.50%	1.99%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Standard Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.54%[2]	6.24%	2.07%	2.09%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	0.74%[2]	12.67%	5.51%	3.53%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Standard Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.43%	11.24%	11.88%	8.62%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	0.80%[2]	16.45%	12.25%	8.36%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Standard Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.45%	30.17%	15.86%	11.32%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	12.58%	6.45%	6.23%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Standard Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.68%	3.49%	8.10%	7.84%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] (formerly LVIP Delaware Wealth Builder Fund) advised by Lincoln Financial Investments Corporation	0.71%[2]	9.91%	5.95%	4.45%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	4.02%	-0.92%	0.26%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	20.11%	6.03%	3.45%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	5.30%	0.78%	1.49%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	13.51%	6.28%	3.91%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	17.57%	7.96%	4.02%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	17.44%	4.94%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	26.01%	15.41%	11.77%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	16.50%	9.52%	6.74%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.54%	7.41%	4.90%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	16.14%	9.08%	5.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.70%[2]	19.19%	10.72%	6.11%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.30%	11.25%	6.57%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	20.31%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	21.17%	13.50%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	24.91%	14.55%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	15.07%	6.84%	3.74%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	-2.11%	8.31%	6.39%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.75%	5.93%	1.08%	1.71%

Portfolio Company Objective [Text Block]	Investment Objective
Some Portfolio Companies not Available for All Benefits [Text Block]	Appendix B — Investment Requirements If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing Contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your Contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements. Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us. Under each option, we have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your Contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives. The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchase. If you do not elect a Living Benefit Rider, the Investment Requirements will not apply to your Contract. Different Investment Requirements may apply if you terminate one rider and elect another rider.
If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage (Qualified Contracts only)	After May 4, 2007	Option 1
Lincoln Lifetime IncomeSM Advantage 2.0	On or After November 15, 2010	Option 3
Lincoln Lifetime IncomeSM Advantage	Between February 19, 2008 and January 20, 2009 On or after January 20, 2009	Option 2 Option 3
Lincoln SmartSecurity® Advantage	Prior to April 10, 2006 April 10, 2006 through January 19, 2009 On or after January 20, 2009	N/A Option 1 Option 3
4LATER® Advantage	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage with Guaranteed Income Benefit (v.1) (for Nonqualified Contracts or IRAs only)	Prior to April 10, 2006 On or after April 10, 2006	N/A Option 1
i4LIFE® Advantage with Guaranteed Income Benefit (v.2) (for Nonqualified Contracts or IRAs only)	April 10, 2006 through January 19, 2009 On or after January 20, 2009	Option 1 Option 3
i4LIFE® Advantage with Guaranteed Income Benefit (v.3) (for Nonqualified Contracts or IRAs only)	Between October 6, 2008 and January 20, 2009 On or after January 20, 2009	Option 2 Option 3
If you elect...	and the date of election is...	you will be subject to Investment Requirements
i4LIFE® Advantage with Guaranteed Income Benefit (v.4) (for Nonqualified Contracts or IRAs only)	On or after November 15, 2010	Option 3
Investment Requirements – Option 1 No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”) (Note: not all Subaccounts are available with all contracts):•AB VPS Sustainable Global Thematic Growth Portfolio•American Funds Global Growth Fund•American Funds International Fund•Fidelity® VIP Freedom 2040 PortfolioSM•Fidelity® VIP Freedom 2045 PortfolioSM•Fidelity® VIP Freedom 2050 PortfolioSM•LVIP BlackRock Real Estate Fund•LVIP Blended Mid Cap Managed Volatility Fund•LVIP Franklin Templeton Global Equity Managed Volatility Fund•LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund•LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund•LVIP Macquarie High Yield Fund•LVIP Macquarie Mid Cap Value Fund•LVIP Macquarie SMID Cap Core Fund•LVIP Macquarie U.S. REIT Fund•LVIP Macquarie Wealth Builder Fund•LVIP Mondrian International Value Fund•LVIP SSGA Global Tactical Managed Volatility Allocation•LVIP SSGA International Index Fund•LVIP SSGA International Managed Volatility Fund•LVIP SSGA Small-Cap Index Fund•LVIP T. Rowe Price 2040 Fund•LVIP T. Rowe Price 2050 Fund•LVIP T. Rowe Price Structured Mid-Cap Growth Fund•LVIP Vanguard International Equity ETF Fund•Macquarie VIP Small Cap Value Series•MFS® VIT Utilities SeriesAll other Subaccounts will be referred to as “Non-Limited Subaccounts” except the DWS Alternative Asset Allocation VIP Portfolio, which is unavailable to any contract holder with a Living Benefit Rider. You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of the rider, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated. If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, portfolio rebalancing will be paused until updated allocation instructions are received from you. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement. We may move Subaccounts on or off the Limited or Non-Limited Subaccount list, exclude Subaccounts from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited or Non-Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or2.take no action and be subject to the quarterly rebalancing as described above; or3.terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.Investment Requirements – Option 2 You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group. In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. At the time you receive notice of a change to the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;2.if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of Contract Value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009. For Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or3.terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements.At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 25% of Contract Value or Account Value	Group 2 Investments cannot exceed 75% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie High Yield Fund
LVIP Mondrian Global Income Fund
LVIP SSGA Bond Index Fund
PIMCO VIT Total Return Portfolio
	All other investment options except those in Group 3.	DWS Alternative Asset Allocation VIP Portfolio LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
The fixed account is only available for dollar cost averaging. To satisfy the Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value to or among the funds listed below. If you allocate less than 100% of Contract Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining funds listed below that are not listed will fall into Group 2 and will be subject to Group 2 restrictions. These funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.•Fidelity® VIP Freedom 2020 PortfolioSM•Fidelity® VIP Freedom 2025 PortfolioSM•Fidelity® VIP Freedom 2030 PortfolioSM•Fidelity® VIP Freedom 2040 PortfolioSM•LVIP BlackRock Advantage Allocation Fund•LVIP BlackRock Advantage Global Allocation Fund•LVIP BlackRock Inflation Protected Bond Fund•LVIP Global Conservative Allocation Managed Risk Fund•LVIP Global Growth Allocation Managed Risk Fund•LVIP Global Moderate Allocation Managed Risk Fund•LVIP JPMorgan Retirement Income Fund•LVIP Macquarie Bond Fund•LVIP Macquarie Diversified Income Fund•LVIP Macquarie High Yield Fund•LVIP Mondrian Global Income Fund•LVIP SSGA Bond Index Fund•LVIP T. Rowe Price 2020 Fund•LVIP T. Rowe Price 2030 Fund•LVIP T. Rowe Price 2040 FundAs discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP Global Moderate Allocation Managed Risk Fund, the LVIP Global Conservative Allocation Managed Risk Fund or the LVIP JPMorgan Retirement Income Fund.Investment Requirements – Option 3 You can select the percentages of Contract Value (includes Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, proportionately, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied;2.take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will become your new allocation instructions until you tell us otherwise; or3.terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Mondrian Global Income Fund
LVIP SSGA Bond Index Fund
PIMCO VIT Total Return Portfolio
All other funds except those in Group 3 and as discussed below.
AB VPS Sustainable Global Thematic Portfolio
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP Macquarie U.S. REIT Fund
MFS® VIT Utilities Series

The fixed accounts are not available with these riders. To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the funds on the following list; however, if you allocate less than 100% of Contract Value to or among these funds, then the funds listed below that are in Group 1 will be subject to Group 1 restrictions. Any remaining funds listed below will fall into Group 2 and will be subject to Group 2 restrictions.•BlackRock Global Allocation V.I. Fund•Fidelity® VIP Freedom 2020 PortfolioSM•LVIP BlackRock Global Allocation Fund•LVIP BlackRock Inflation Protected Bond Fund•LVIP Global Conservative Allocation Managed Risk Fund•LVIP Global Growth Allocation Managed Risk Fund•LVIP Global Moderate Allocation Managed Risk Fund•LVIP JPMorgan Retirement Income Fund•LVIP Macquarie Bond Fund•LVIP Macquarie Diversified Income Fund•LVIP Mondrian Global Income Fund•LVIP SSGA Bond Index Fund•LVIP T. Rowe Price 2020 FundIf you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP JPMorgan Retirement Income Fund and the LVIP Global Conservative Allocation Managed Risk Fund.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Multi Fund 1 4 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
Multi Fund 1 4 | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Multi Fund 1 4 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
Multi Fund 1 4 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Multi Fund 1 4 | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Multi Fund 1 4 | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Multi Fund 1 4 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $1 million or more. This amount includes total Purchase Payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
Multi Fund 1 4 | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
Multi Fund 1 4 | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loan Risk. The amount of the loan reserve account does not participate in the investment experience of the Subaccounts; therefore, loans can impact the Contract Value and Death Benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due.
Multi Fund 1 4 | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Multi Fund 1 4 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Multi Fund 1 4 | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Multi Fund 1 4 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Multi Fund 1 4 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Surrender charges may apply to withdrawals. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.•The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Multi Fund 1 4 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the fixed account option) has its own unique risks.•You should review the investment options before making an investment decision.
Multi Fund 1 4 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Multi Fund 1 4 | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Multi Fund 1 4 | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
Multi Fund 1 4 | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
Multi Fund 1 4 | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Multi Fund 1 4 | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
Multi Fund 1 4 | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Multi Fund 1 4 | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Multi Fund 1 4 | FidelityVIPFreedom2020PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM- Service Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Multi Fund 1 4 | FidelityVIPFreedom2025PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM- Service Class
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Multi Fund 1 4 | FidelityVIPFreedom2030PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM- Service Class
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Multi Fund 1 4 | FidelityVIPFreedom2035PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM- Service Class
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]	7.56%
Multi Fund 1 4 | FidelityVIPFreedom2040PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM- Service Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	11.81%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Multi Fund 1 4 | FidelityVIPFreedom2045PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM- Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Multi Fund 1 4 | FidelityVIPFreedom2050PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM- Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.30%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Multi Fund 1 4 | FidelityVIPFreedom2055PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM- Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.40%
Multi Fund 1 4 | FidelityVIPFreedom2060PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM- Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	19.30%
Multi Fund 1 4 | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	14.68%
Multi Fund 1 4 | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Multi Fund 1 4 | LVIPBlackRockDividendValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Multi Fund 1 4 | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Multi Fund 1 4 | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Multi Fund 1 4 | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Multi Fund 1 4 | LVIPBlendedLargeCapGrowthManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	34.15%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.28%
Multi Fund 1 4 | LVIPBlendedMidCapManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	17.75%
Average Annual Total Returns, 5 Years [Percent]	10.22%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Multi Fund 1 4 | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	22.78%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Multi Fund 1 4 | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Multi Fund 1 4 | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Multi Fund 1 4 | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.72%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Multi Fund 1 4 | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Multi Fund 1 4 | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Multi Fund 1 4 | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
Multi Fund 1 4 | LVIPJPMorganRetirementIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Multi Fund 1 4 | LVIPJPMorganSelectMidCapValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Multi Fund 1 4 | LVIPMacquarieBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Multi Fund 1 4 | LVIPMacquarieDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Multi Fund 1 4 | LVIPMacquarieDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Multi Fund 1 4 | LVIPMacquarieHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Macquarie High Yield Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Multi Fund 1 4 | LVIPMacquarieMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Multi Fund 1 4 | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	12.25%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Multi Fund 1 4 | LVIPMacquarieSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	30.17%
Average Annual Total Returns, 5 Years [Percent]	15.86%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Multi Fund 1 4 | LVIPMacquarieUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	6.45%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Multi Fund 1 4 | LVIPMacquarieValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Multi Fund 1 4 | LVIPMacquarieWealthBuilderFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Wealth Builder Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Multi Fund 1 4 | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
Multi Fund 1 4 | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Multi Fund 1 4 | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Multi Fund 1 4 | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.51%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	3.91%
Multi Fund 1 4 | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	4.02%
Multi Fund 1 4 | LVIPSSGAInternationalManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA International Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Multi Fund 1 4 | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	26.01%
Average Annual Total Returns, 5 Years [Percent]	15.41%
Average Annual Total Returns, 10 Years [Percent]	11.77%
Multi Fund 1 4 | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000®Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Multi Fund 1 4 | LVIPTRowePrice2020FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Multi Fund 1 4 | LVIPTRowePrice2030FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Multi Fund 1 4 | LVIPTRowePrice2040FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Multi Fund 1 4 | LVIPTRowePrice2050FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.30%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	6.57%
Multi Fund 1 4 | LVIPTRowePrice2060FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.31%
Multi Fund 1 4 | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Multi Fund 1 4 | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	24.91%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Multi Fund 1 4 | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Multi Fund 1 4 | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Multi Fund 1 4 | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Multi Fund 1 4 | PIMCOVITTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Multi Fund 1 4 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.•Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Multi Fund 1 4 | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Name of Benefit [Text Block]	Portfolio Rebalancing
Multi Fund 1 4 | CrossReinvestmentMember
Prospectus:
Name of Benefit [Text Block]	Cross-Reinvestment/Earnings Sweep Service
Purpose of Benefit [Text Block]	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Name of Benefit [Text Block]	Cross-Reinvestment/Earnings Sweep Service
Multi Fund 1 4 | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE®Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Multi Fund 1 4 | LoansOneTimeSetUpFeeMember
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 35
Optional Benefit Expense, Maximum [Dollars]	35
Multi Fund 1 4 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans are available only if your group plan allows for loans and such fee is permissible by state law.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Other Annual Expense, Footnotes [Text Block]	Loan Maintenance Fee of 2.50% is comprised of a 7.00% loan interest less 4.50% credited on the amount held in the loan reserve account.
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may be eligible to take a loan against your Contract Value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•Only available to Participants in a tax deferred retirement plan that allows Participant loans. •Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.•Loan reserve account does not participate in the investment experience of the Sub-Accounts, which can impact the Contract Value and Death Benefit, even if the loan is repaid in full.
Name of Benefit [Text Block]	Loans
Multi Fund 1 4 | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.302%
Base Contract (N-4) Footnotes [Text Block]	2A charge of 0.952% applies only for assets invested in the LVIP Delaware Value Fund on and after May 1, 2009.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.302%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit based on the greater of Contract Value upon death, Contract Value at the time of election, total Purchase Payments, or highest Contract Value on a contract anniversary, subject to adjustments.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	•Limited availability: Only available for flexible premium contracts, not available for qualified contracts or in all states, and Owner(s) and Annuitant must be no older than age 75.•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit
Multi Fund 1 4 | i4LIFEAdvantageforQualifiedContractsMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.482%
Name of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts
Purpose of Benefit [Text Block]	•Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period. •The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. •Includes a Guaranteed Income Benefit and its own standard death benefit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.482%
Brief Restrictions / Limitations [Text Block]	•Limited availability: Must be elected before an annuity option is selected, must be elected no later than age 85 (single life); age 80 (joint life), may not be available or limitations may apply depending on state, tax treatment, and terms of retirement plan.•Investment Requirements apply.•Restrictions apply to the length of the Access Period.•Withdrawals during the Access Period could significantly reduce the dollar amount of income payments and the death benefit.•Purchase Payments are subject to additional restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts
Multi Fund 1 4 | i4LIFEAdvantageforNonqualifiedandIRAContractsMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Name of Benefit [Text Block]	i4LIFE® Advantage for Nonqualified and IRA Contracts
Purpose of Benefit [Text Block]	•Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period. •The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. •May be elected with or without the Guaranteed Income Benefit. Includes its own standard death benefit and an enhanced death benefit may be elected for an additional charge.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Brief Restrictions / Limitations [Text Block]	•Limited availability: Must have Contract Value of at least $50,000 at election, must be elected before an annuity option is selected, for IRA contracts, must be age 59½ or older and may not be available or limitations may apply depending on state and tax treatment.•Investment Requirements apply if Guaranteed Income Benefit is elected.•Restrictions apply to the length of the Access Period.•Withdrawals during the Access Period could significantly reduce the dollar amount of income payments and the death benefit.•Purchase Payments are subject to additional restrictions.Optional Benefits – Available for ElectionName of BenefitPurposeMaximum FeeBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	i4LIFE® Advantage for Nonqualified and IRA Contracts
Multi Fund 1 4 | GuaranteedIncomeBenefitwithi4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Name of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE®Advantage
Purpose of Benefit [Text Block]	Provides that variable income payments under i4LIFE® Advantage will never be less than a guaranteed minimum amount regardless of investment performance during the Access Period or Lifetime Income Period. Includes a step-up feature that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Brief Restrictions / Limitations [Text Block]	•Must be elected no later than age 95 for nonqualified contracts or age 80 for IRA contracts.•Investment Requirements apply.•Features, terms, and conditions differ for qualified and nonqualified/IRA contracts.•Withdrawals during the Access Period could significantly reduce the benefit and negatively impact the potential for step-ups.•Changes to the length of the Access Period or payment frequency could significantly reduce or terminate the benefit.•Purchase Payments are subject to additional restrictions.
Name of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE®Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

Multi Fund 1 4 | LincolnLifetimeIncomeAdvantage20Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0
Purpose of Benefit [Text Block]	Provides guaranteed lifetime periodic withdrawals for you and any joint life regardless of investment performance. Includes step-up and enhancement features that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply.•Excess withdrawals (including early withdrawals) may significantly reduce or terminate the benefit.•Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.•Purchase Payments and step-ups may increase fee rate.•Purchase Payments subject to additional restrictions.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0
Operation of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (for Nonqualified Contracts or IRAs only) Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit Rider that provides: •Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;•A 5% Enhancement to the Protected Income Base if certain criteria are met, as set forth below;•Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the 5% Enhancement; and•Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).Protected Annual Income payments are available after the younger of you or your spouse (joint life option) reach age 55 and are based upon specified percentages of the Protected Income Base. The specified withdrawal percentages of the Protected Income Base are age based and may increase over time. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and your spouse if the joint life option is chosen. Please note any withdrawals made prior to age 55 or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The Protected Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, 5% Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life Contracts (or Contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base). For example, a $10,000 additional Purchase Payment will increase the Protected Income Base by $10,000. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus). Excess Withdrawals reduce the Protected Income Base as discussed below. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base. Since the charge for the rider is based on the Protected Income Base, the cost of the rider increases when additional Purchase Payments, Account Value Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Protected Income Base. In addition, the charge rate may change when Account Value Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Rider Charges. 5% Enhancement. You are eligible for a 5% Enhancement for at least 10 years from the effective date of the rider. On each Benefit Year anniversary during an Enhancement Period, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if: a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86; b. there were no withdrawals in that preceding Benefit Year; and c. the rider is within the Enhancement Period described below. The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. If you decline an Account Value Step-up during the Enhancement Period, you will continue to be eligible for the 5% Enhancements as long as you meet the conditions listed above. You may not opt out of the Account Value Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge. Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in that preceding Benefit Year. If you are eligible (as defined above) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year. Initial Purchase Payment = $100,000; Protected Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $115,000 x 1.05). Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000 This additional Purchase Payment is not eligible for the enhancement on the first Benefit year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for the 5% Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $115,000 x 1.05 + $10,000). As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal or greater than what the 5% Enhancement provides, you will not receive the 5% Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The 5% Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below. Account Value Step-ups. The Protected Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; andb.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after the 5% Enhancement (if any).Each time the Protected Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge rate. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges. Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred. If you decline an Account Value Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the original Enhancement Period. You may not opt out of the Account Value Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge. Following is an example of how the Account Value Step-ups and the 5% Enhancement impact the Protected Income Base and the potential for the charge to increase or decrease (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base with 5% Enhancement	Protected Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Account Value Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million. Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turns age 55. The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Protected Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 at age 58 (single life option), your Protected Annual Income percentage is 4.25% (see the table below). If you waited until you were age 65 (single life option) to make your first withdrawal your Protected Annual Income percentage would be 5.25%. During the first Benefit Year, the Protected Annual Income amount is calculated using the Protected Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Protected Income Base calculated on the most recent Benefit Year anniversary for calculating the Protected Annual Income amount. After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.Guaranteed Annual Income Percentages by Ages: Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59 +	5.00%	65 +	5.00%
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Protected Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Protected Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Protected Income Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base and the Contract Value. The example assumes a 4.50% Protected Annual Income rate and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.50%)	$9,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$9,000
Contract Value after withdrawal ($210,000 - $9,000)	$201,000
Protected Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.50%)	$8,713
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,713 (4.25% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $2,125 (4.25% of $50,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $2,700 ($2,250 + 4.50% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. 5% Enhancements and Automatic Annual Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Protected Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 65 or older or the youngest of the Contractowner and spouse is 65 or older (joint life option), and once is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive dates. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. If no withdrawal had been taken since the rider’s effective date, the Nursing Home Enhancement will be available when the Contractowner/Annuitant is age 65 or the youngest of the Contractowner and spouse is age 65 (joint life option). If a withdrawal has been taken since the rider's effective date, the Nursing Home Enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 65 or the youngest of the Contractowner and spouse is age 65 (joint life option). You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive starting after the next Benefit Year anniversary. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the Contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement. The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Protected Annual Income amount also include the Nursing Home Enhancement amount. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal;2.withdrawals made prior to age 55 (younger of you or your spouse for joint life); or3.withdrawals that are payable to any assignee or assignee’s bank account.When an Excess Withdrawal occurs: 1.The Protected Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base could be more than the dollar amount of the withdrawal; and2.The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal).Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Protected Annual Income amount and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes a $12,643 reduction in the Protected Income Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Protected Annual Income amount = $3,613 (4.25% of the Protected Income Base of $85,000)
After a $12,000 Withdrawal ($3,613 is within the Protected Annual Income amount, $8,387 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $3,613 and the Protected Income Base is not reduced: Contract Value = $56,387 ($60,000 - $3,613)
Protected Income Base = $85,000 The Contract Value is also reduced by the $8,387 Excess Withdrawal and the Protected Income Base is reduced by 14.875%, the same proportion by which the Excess Withdrawal reduced the $56,387 Contract Value ($8,387 ÷ $56,387) Contract Value = $48,000 ($56,387 - $8,387)
Protected Income Base = $72,357 ($85,000 x 14.875% = $12,644; $85,000 - $12,644 = $72,356)
Protected Annual Income amount = $3,075 (4.25% of $72,356 Protected Income Base) On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Protected Income Base is unchanged: Contract Value = $43,000
Protected Income Base = $72,356
Protected Annual Income amount = $3,075 (4.25% x $72,356) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base as well as your Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,825 Protected Annual Income amount is not subject to surrender charges; the $8,175 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;2.The RMD calculation must be based only on the value in this Contract;3.No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); and4. This Contract is not a beneficiary IRA. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the Protected Annual Income Payout Option over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they may place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and your spouse for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Protected Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). If the Beneficiary elects to continue the Contract after the death of the single life (through a separate provision of the Contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 rider, if available, under the terms and charge in effect at the time of the new purchase. There is no carryover of the Protected Income Base. Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease. Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate: •on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);•if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral;•upon the death under the single life option or the death of the surviving spouse under the joint life option;•when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;•on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or•upon surrender or termination of the underlying annuity contract.The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage 2.0 may decide later to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the Annuity Commencement Date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See Living Benefit Riders – Guaranteed Income Benefit Provisions for a discussion of this transition. You should consider that not all i4LIFE® Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE® Advantage with Guaranteed Income Benefit for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 for available Death Benefit options. You should consider that the i4LIFE® Advantage Guarantee of Principal Death Benefit is not available with this product. You should consider that not all i4LIFE® Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 for available Death Benefit options.
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. The current annual fee rate may increase to the current annual fee listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information. This rider is no longer available for purchase.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage
Purpose of Benefit [Text Block]	Provides guaranteed lifetime periodic withdrawals for you and any joint life regardless of investment performance. Includes step-up and enhancement features that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. The current annual fee rate may increase to the current annual fee listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information. This rider is no longer available for purchase.
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply. •Must be at least age 59 (single life option) or age 65 (joint life option) to begin taking guaranteed withdrawals.•Excess and early withdrawals may significantly reduce or terminate the benefit.•Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.•Purchase Payments and step-ups may increase fee rate.•Purchase Payments subject to additional restrictions.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage
Operation of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage (for Nonqualified Contracts or IRAs only) The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the Contract, provided that certain conditions are met. A minimum Protected Income Base is used to calculate the periodic withdrawals from your Contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent purchase payments, Account Value Step-ups, 5% Enhancements and the Step-up to 200% (if applicable to your Contract) of the initial Protected Income Base and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. This rider provides annual withdrawals of 5% of the initial Protected Income Base called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your Contract) and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail. An additional option, Lincoln Lifetime IncomeSM Advantage Plus provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Protected Income Base (and Purchase Payments made within 90 days of rider election) over your Contract Value. Lincoln Lifetime IncomeSM Advantage Plus is discussed in detail below. If you purchased this rider, you will be limited in how you can invest in the Subaccounts in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements – Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See Appendix B – Investment Requirements – Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009. We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse’s) death. If the rider was elected at contract issue, then the rider was effective on the Contract’s effective date. If the rider was elected after the Contract is issued (by sending a written request to our Home Office), the rider was effective on the next Valuation Date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider. Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculation scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base. The Protected Income Base is a value used to calculate your withdrawal benefit under this rider. The Protected Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Income Base varies based on when you elect the rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after we issued the Contract, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The maximum Protected Income Base is $10 million. This maximum takes into consideration the total Protected Income Bases from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss. The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$75,000	Charge will be the current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the current charge
Each withdrawal reduces the Protected Income Base as discussed below. Since the charge for the rider is based on the Protected Income Base, the cost of the rider increases when additional Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Protected Income Base. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Account Value Step-ups occur as discussed below. 5% Enhancement to the Protected Income Base. On each Benefit Year anniversary, the Protected Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the Contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Protected Income Base equal to that Purchase Payment. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary. Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of the 5% Enhancement on the Protected Income Base: Initial Purchase Payment = $100,000; Protected Income Base = $100,000 Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000 Additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000 On the first Benefit Year anniversary, the Protected Income Base is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary. The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Account Value Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides a greater increase to the Protected Income Base, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. For contracts purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Account Value Step-up. Any withdrawal from the Contract Value limits the 5% Enhancement as follows: a.The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the Contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the Contract and the rider is within the 10-year period as long as the Contractowner/ Annuitant (single life option) is 59 or older or the Contractowner and spouse (joint life option) are age 65 or older.b.If the Contractowner/Annuitant (single life option) is under age 59 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the Contract, the 5% Enhancement will not occur again until an Account Value Step-up to the Contract Value (as described below) occurs.An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below. If your Protected Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Protected Income Base. Account Value Step-ups of the Protected Income Base. The Protected Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; andb.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is greater than the Protected Income Base after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).Each time the Protected Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage rider charge is increased upon an Account Value Step-up, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Account Value Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Account Value Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Account Value Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Protected Income Base section. Following is an example of how the Account Value Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59 (single life) or 65 (joint life):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the fourth Benefit Year anniversary, the Account Value Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million. Step-up to 200% of the initial Protected Income Base. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Protected Income Base to 200% of your initial Protected Income Base (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Protected Income Base to an amount higher than that provided by the 5% Enhancement or the Account Value Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Account Value Step-up if the 200% Step-up applies.) This Step-up will not occur if: 1)any withdrawal was made prior to age 59 (single life) or age 65 (joint life);2)an Excess Withdrawal (defined below) has occurred; or3)cumulative withdrawals totaling more than 10% of the initial Protected Income Base (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).For example, assume the initial Protected Income Base is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000). If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Protected Income Base until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later. This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Protected Income Base exceeds 200% of your initial Protected Income Base (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Protected Income Base. See the terms governing RMDs in the Maximum Annual Withdrawal Amounts section below. The following example demonstrates the impact of this Step-up on the Protected Income Base: Initial Purchase Payment at age 55 = $200,000; Protected Income Base = $200,000; Maximum Annual Withdrawal amount = $10,000. After 10 years, at age 65, the Protected Income Base is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Protected Income Base is less than $360,000 ($200,000 initial Protected Income Base reduced by the two $10,000 withdrawals times 200%), the Protected Income Base is increased to $360,000. The 200% Step-up (if applicable to your Contract) cannot increase the Protected Income Base beyond the Maximum Protected Income Base of $10 million. Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as you are at least age 59 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Protected Income Base. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue automatically for your life (and your spouse if applicable) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Protected Income Base in a lump sum. Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above). The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus. All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 59 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary. The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Protected Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). 5% Enhancements, Account Value Step-ups and the 200% Step-up (if applicable to your Contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of: a.the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Account Value Step-up or 200% Step-up; orb.5% of the Protected Income Base on the Benefit Year anniversary.See the chart below for examples of the recalculation. The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln Life Contracts (or Contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Protected Income Base. Withdrawals after age 59 (single life option) or age 65 (joint life option). If the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) after age 59 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then: 1.the withdrawal will reduce the Protected Income Base by the amount of the withdrawal on a dollar-for-dollar basis, and2.the Maximum Annual Withdrawal amount will remain the same.The impact of withdrawals prior to age 59 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Protected Income Base and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 59 and the Contractowner and spouse (joint life) are both older than 65):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Protected Income Base. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Protected Income Base was not available. However, each year the Account Value Step-up occurred (1st, 3rd and 4th Benefit Year anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Protected Income Base. Withdrawals within the Protected Annual Income amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;2.The RMD calculation must be based only on the value in this Contract;3.No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph); and4. No withdrawals are made before age 55 (the younger of you or your spouse). If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below). Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur: 1.The Protected Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base could be more than a dollar-for-dollar reduction.2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal); and3.The 200% Step-up will never occur.The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Protected Income Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Protected Income Base of $100,000) After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal): The Contract Value and Protected Income Base are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000: Contract Value = $55,000
Protected Income Base = $80,000 The Contract Value is reduced by the $7,000 Excess Withdrawal and the Protected Income Base is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 ÷ $55,000) Contract Value = $48,000 Protected Income Base = $69,818 ($80,000 X 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818) In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Protected Income Base and reduce or deplete your Maximum Annual Withdrawal amount. Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge. Withdrawals before age 59/65. If any withdrawal is made prior to the time the Contractowner, is age 59 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur: 1.The Protected Income Base will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Protected Income Base could be more than a dollar-for-dollar reduction);2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Protected Income Base;3.The 5% Enhancement to the Protected Income Base is not available until after an Account Value Step-up to the Contract Value occurs. This Account Value Step-up will not occur until the Contract Value exceeds the Protected Income Base on a Benefit Year anniversary. (see the 5% Enhancement section above); and4.The 200% Step-up will never occur.The following is an example of the impact of a withdrawal prior to age 59 for single or age 65 for joint: •$100,000 Purchase Payment•$100,000 Protected Income Base•A 10% market decline results in a Contract Value of $90,000•$5,000 Maximum Annual Withdrawal amountIf a $5,000 withdrawal is made before age 59, the Protected Income Base will be $94,444 ($100,000 reduced by 5.56% ($5,000 ÷ $90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% x $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charge. In a declining market, withdrawals prior to age 59 (or 65 if joint life) may substantially deplete or eliminate your Protected Income Base and reduce or deplete your Maximum Annual Withdrawal amount. Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus (“Plus Option”), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Protected Income Base, (plus any Purchase Payments made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Protected Income Base (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your Contract at this time, any applicable surrender charges will apply. You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your Contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue. If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your Contract. The following example illustrates the Plus Option upon the seventh Benefit Year anniversary: Initial Purchase Payment of $100,000; Initial Protected Income Base of $100,000. On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the Contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your Contract continues, you may invest in other Subaccounts in your Contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage. Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the Annuity Commencement Date, the Maximum Annual Withdrawal Amount Annuity Payout Option is available. The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option. If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option. If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit. The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis. Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Protected Income Base upon death of the Contractowners or Annuitant. In addition, Lincoln Lifetime IncomeSM Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit. Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Protected Income Base in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the Contract after the death of the single life (through a separate provision of the Contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Protected Income Base. Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Protected Income Base in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Protected Income Base and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (59) to receive Maximum Annual Withdrawal amounts. Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the Contract after the effective date of the rider up to and including the date the new spouse is added to the rider. Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate: •Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Protected Income Base over the Contract Value;•on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);•if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral;•upon the death under the single life option or the death of the surviving spouse under the joint life option;•when the Maximum Annual Withdrawal amount is reduced to zero; or•upon termination of the underlying annuity contract.The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any other Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln Lifetime IncomeSM Advantage may decide to later carry over their Protected Income Base to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement Date. Guaranteed Income Benefit (version 3) is available for Lincoln Lifetime IncomeSM Advantage riders purchased on or after October 6, 2008 and prior to October 31, 2010. Guaranteed Income Benefit (version 2) is available for Lincoln Lifetime IncomeSM Advantage riders purchased prior to October 6, 2008. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time.
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantagePlusMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage Plus
Purpose of Benefit [Text Block]	An additional option under Lincoln Lifetime IncomeSM Advantage. Provides the option on the seventh benefit anniversary to cancel the Lifetime IncomeSM Advantage benefit and receive an increase in Contract Value equal to the excess of your initial benefit base over your Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	•May be exercised only if no withdrawals since election.•Exercise terminates Lincoln Lifetime IncomeSM Advantage.•Must exercise option within 30 days after seventh benefit anniversary.•If a withdrawal is taken prior to the seventh benefit anniversary, additional charge applies until the seventh benefit anniversary even though the benefit cannot be exercised.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage Plus
Multi Fund 1 4 | LincolnSmartSecurityAdvantage5YearElectiveStepupoptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Name of Benefit [Text Block]	Lincoln SmartSecurity®Advantage – 5 or 1 Year Elective Step-up Option
Purpose of Benefit [Text Block]	Provides guaranteed lifetime periodic withdrawals for you and any joint life regardless of investment performance. Includes a step-up feature that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply. •Must be at least age 65 to begin taking guaranteed withdrawals.•Excess and early withdrawals may significantly reduce or terminate the benefit.•Any withdrawal may negatively impact the potential for step-ups.•Step-ups may increase fee rate.•Purchase Payments subject to additional restrictions.
Name of Benefit [Text Block]	Lincoln SmartSecurity®Advantage – 5 or 1 Year Elective Step-up Option
Multi Fund 1 4 | LincolnSmartSecurityAdvantage1YearElectiveStepupoptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	Lincoln SmartSecurity®Advantage – 5 or 1 Year Elective Step-up Option
Purpose of Benefit [Text Block]	Provides guaranteed lifetime periodic withdrawals for you and any joint life regardless of investment performance. Includes a step-up feature that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply. •Must be at least age 65 to begin taking guaranteed withdrawals.•Excess and early withdrawals may significantly reduce or terminate the benefit.•Any withdrawal may negatively impact the potential for step-ups.•Step-ups may increase fee rate.•Purchase Payments subject to additional restrictions.
Name of Benefit [Text Block]	Lincoln SmartSecurity®Advantage – 5 or 1 Year Elective Step-up Option
Multi Fund 1 4 | FourLATERAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This fee is deducted from the subaccounts on a quarterly basis. The protected lifetime income fee may increase to the current annual fee listed above upon the next election to reset the Protected Income Base. See Charges and Other Deductions – 4LATER® Advantage Fee for more information. This rider is no longer available for purchase.
Name of Benefit [Text Block]	4LATER® Advantage
Purpose of Benefit [Text Block]	Establishes a benefit base used to calculate a guaranteed income benefit under i4LIFE®Advantage when you are ready to elect it. The benefit base has the potential for enhancements and resets. Guaranteed income benefit after election of i4LIFE®Advantage has a step-up feature that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This fee is deducted from the subaccounts on a quarterly basis. The protected lifetime income fee may increase to the current annual fee listed above upon the next election to reset the Protected Income Base. See Charges and Other Deductions – 4LATER® Advantage Fee for more information. This rider is no longer available for purchase.
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply.•Withdrawals may significantly reduce or terminate the benefit.•Any withdrawal may negatively impact or eliminate the potential for enhancements, resets, or step-ups.•Resets may increase current fee rate.•Purchase Payments subject to additional restrictions.
Name of Benefit [Text Block]	4LATER® Advantage
Operation of Benefit [Text Block]	4LATER® Advantage (for Nonqualified Contracts or IRAs only) 4LATER® Advantage (or “4LATER®”) provides protection against market loss for your i4LIFE® Advantage Regular Income Payments. 4LATER® Advantage includes the calculation of an Protected Income Base (described below), prior to the time Regular Income Payments begin, which is then used to establish a minimum payout floor for the Regular Income Payments. The minimum payout floor called the 4LATER® Advantage Guaranteed Income Benefit ensures that once you elect i4LIFE® Advantage, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance. Election of this rider may limit how much you can invest in certain Subaccounts. See Appendix B – Investment Requirements – Option 1. 4LATER® Advantage is available for nonqualified contracts and IRAs only. 4LATER® Advantage Prior to i4LIFE® Advantage The following discussion covers the operation of 4LATER® Advantage during the accumulation phase of your annuity. This is prior to the time i4LIFE® Advantage Regular Income Payments begin. Protected Income Base. The Protected Income Base is a value established when you purchase 4LATER® Advantage and will only be used to calculate the 4LATER® Advantage Guaranteed Income Benefit at a later date. The Protected Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® Advantage at the time you purchase the Contract, the Protected Income Base initially equals the Purchase Payments. If you elect 4LATER® Advantage after we issue the Contract, the Protected Income Base will initially equal the Contract Value on the 4LATER® Advantage rider effective date. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments automatically increase the Protected Income Base by the amount of the Purchase Payments. Each withdrawal reduces the Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the valuation date of the withdrawal. As described below, during the accumulation period, the Protected Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Protected Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Protected Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Protected Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Advantage Guaranteed Income Benefit, the Protected Income Base is used in the 4LATER® Advantage Guaranteed Income Benefit calculation. Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Advantage rider effective date, or on the date of any reset of the Protected Income Base to the Contract Value. At the end of each completed Waiting Period, the Protected Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Protected Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Protected Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs. Future Protected Income Base. 4LATER® Advantage provides a 15% automatic enhancement to the Protected Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® Advantage or you reach the Maximum Protected Income Base. See Maximum Protected Income Base. During the Waiting Period, the Future Protected Income Base is established to provide the value of this 15% enhancement on the Protected Income Base. After each 3-year Waiting Period is satisfied, the Protected Income Base is increased to equal the value of the future Protected Income Base. The 4LATER® Advantage charge will then be assessed on this newly adjusted Protected Income Base, but the charge rate will not change. Any Purchase Payment made after the 4LATER® Advantage rider Effective Date, but within 90 days of the contract effective date, will increase the Future Protected Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment. Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Protected Income Base	$110,000
Future Protected Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Protected Income Base (after 1st Waiting Period)	$126,500
New Future Protected Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Advantage rider Effective Date and more than 90 days after the contract effective date will increase the future Protected Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period. Example:
Protected Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Protected Income Base	$110,000
Future Protected Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) + ($10,000 x 100%) +
		(10,000 x 15% x 1/3)
Protected Income Base (after 1st Waiting Period)	$125,500
New Future Protected Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the future Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. During any subsequent Waiting Periods, if you elect to reset the Protected Income Base to the Contract Value, the future Protected Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Protected Income Base to the current Contract Value below. In all situations, the Future Protected Income Base is subject to the Maximum Protected Income Base described below. The future Protected Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Protected Income Base will become at the end of the Waiting Period. Maximum Protected Income Base. The Maximum Protected Income Base is equal to 200% of the Protected Income Base on the 4LATER® Advantage rider effective date. The Maximum Protected Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Protected Income Base can never exceed $10 million. After a reset to the current Contract Value, the Maximum Protected Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10 million. Each withdrawal will reduce the Maximum Protected Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. Example:
Protected Income Base	$100,000	Maximum Protected Income Base	$200,000
Purchase Payment in Year 2	$10,000	Increase to Maximum Protected Income Base	$20,000
New Protected Income Base	$110,000	New Maximum Protected Income Base	$220,000
Future Protected Income Base after Purchase Payment	$125,500	Maximum Protected Income Base	$220,000
Protected Income Base (after 1st Waiting Period)	$125,500
Future Protected Income Base (during 2nd Waiting Period)	$144,325	Maximum Protected Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Protected Income Base	$112,950
Future Protected Income Base	$129,893	Maximum Protected Income Base	$198,000
Resets of the Protected Income Base to the current Contract Value (“Resets”). You may elect to reset the Protected Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Advantage rider effective date or (b) any prior reset of the Protected Income Base. Resets are subject to a maximum of $10 million and the Annuitant must be under age 81. You might consider resetting the Protected Income Base if your Contract Value has increased above the Protected Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Protected Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period. This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Protected Income Base (after the Protected Income Base has been reset to the future Protected Income Base), we will implement this election and the Protected Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Protected Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Protected Income Base increased to the future Protected Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Protected Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Advantage rider effective date and starting with each anniversary of the 4LATER® Advantage rider effective date after that. If the Contractowner elects to reset the Protected Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that. 4LATER® Advantage Guaranteed Income Benefit When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Protected Income Base accumulated under the 4LATER® Advantage or the Contract Value will be used to calculate the 4LATER® Advantage Guaranteed Income Benefit. The 4LATER® Advantage Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Protected Income Base or Contract Value on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® Advantage rider. If the Contract Value is used to establish the 4LATER® Advantage Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Protected Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment. If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Advantage Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Advantage Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Advantage Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Advantage Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations. The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
4LATER® Advantage Guaranteed Income Benefit	$5,692
i4LIFE® Regular Income Payment	$5,280
i4LIFE® Account Value before payment	$80,000
Regular Income Payment	$(5,280)
Additional payment for 4LATER® Advantage Guaranteed Income Benefit	$(412)
i4LIFE® Account Value after payment	$74,308
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Advantage Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Advantage Guaranteed Income Benefit. When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Advantage Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Advantage Guaranteed Income Benefit for as long as the Annuitant (or for nonqualified contracts, the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid. If the market performance in your Contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Advantage Guaranteed Income Benefit, the 4LATER® Advantage Guaranteed Income Benefit will never come into effect. The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Advantage Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Under 4LATER® Advantage, additional Purchase Payments cannot be made to your Contract after the Periodic Income Commencement Date. The 4LATER® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser. Termination. After the later of the third anniversary of the 4LATER® Advantage rider Effective Date or the most recent reset, the 4LATER® Advantage rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® Advantage will automatically terminate upon any of the following events: •termination of the Contract to which this 4LATER® Advantage rider is attached;•the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the Contract and the role of the Annuitant upon death of the Contractowner); or•the change of Contractowner (except if the surviving spouse assumes ownership of the Contract and the role of Annuitant upon the death of the Contractowner); or•the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).After the Periodic Income Commencement Date, the 4LATER® Advantage rider will terminate due to any of the following events: •the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or•a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. If you terminate the rider, you must wait one year before you can purchase any other Living Benefit Rider we offer in the future. You may be able to elect an available version of the Guaranteed Income Benefit, if available, after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.
Multi Fund 1 4 | WithoutEnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.002%
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantage20SingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantage20JointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Multi Fund 1 4 | AdditionalChargeforLincolnLifetimeIncomeAdvantagePlusSingleLifeMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Multi Fund 1 4 | AdditionalChargeforLincolnLifetimeIncomeAdvantagePlusJointLifeMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Multi Fund 1 4 | LincolnSmartSecurityAdvantage1YearAutomaticStepupoptionSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Multi Fund 1 4 | LincolnSmartSecurityAdvantage1YearAutomaticStepupoptionJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Multi Fund 1 4 | LincolnSmartSecurityAdvantage5YearElectiveStepupoptionSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Multi Fund 1 4 | FourLATERAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeBenefitqualifiedcontractsonlySingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.48%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.48%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeBenefitqualifiedcontractsonlyJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.48%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.48%
Multi Fund 1 4 | i4LIFEAdvantageforNonqualifiedandIRAContractsSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Multi Fund 1 4 | i4LIFEAdvantageforNonqualifiedandIRAContractsJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion4nonqualifiedcontractsandIRAsSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion4nonqualifiedcontractsandIRAsJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion3nonqualifiedcontractsandIRAsSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion3nonqualifiedcontractsandIRAsJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion2nonqualifiedcontractsandIRAsSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion2nonqualifiedcontractsandIRAsJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion1nonqualifiedcontractsandIRAsSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Multi Fund 1 4 | i4LIFEAdvantageGuaranteedIncomeenefitversion1nonqualifiedcontractsandIRAsJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Multi Fund 1 4 | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Periodic premium deferred contracts (Multi-Fund® 1) If the Annuitant dies before the Annuity Commencement Date, Lincoln Life will pay the Beneficiary a Death Benefit equal to the greater of the following amounts: 1.The net Purchase Payments, or2.The value of the Contract less any outstanding loan balance.Net Purchase Payments will mean the sum of all Purchase Payments credited to the Contract less any amounts paid when a withdrawal occurs and less any outstanding loan balance. If your state has not approved this Death Benefit provision, the applicable Death Benefit will be equal to the Contract Value. Upon the death of the Annuitant Federal Tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the 1940 Act. Annuity Payouts will be made in accordance with applicable laws and regulations governing payment of Death Benefits. Notwithstanding any provision to the contrary, the payment of Death Benefits provided under the Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits are taxable. See – Federal Tax Matters – Taxation of Death Benefits. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place upon the death of a Beneficiary: 1.If any Beneficiary dies before the Annuitant, the Contractowner may elect a new Beneficiary. If no new Beneficiary election is made, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interest. There are no restrictions on the Beneficiary's use of the proceeds; and/or2.If no Beneficiary survives the Annuitant, the proceeds will be paid to the Contractowner or to his/her estate, as applicable.Death of Contractowner If the Contractowner of a nonqualified contract dies before the Annuity Commencement Date, then, in compliance with the tax code, the cash surrender value (Contract Value less any applicable charges, fees, and taxes) of the Contract will be paid as follows: 1.Upon the death of a non-Annuitant Contractowner, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the Annuitant named in the Contract; and2.Upon the death of a Contractowner, who is also Annuitant, the death will be treated as death of the Annuitant and the provisions of this Contract regarding death of Annuitant will control. If the recipient of the proceeds is the surviving spouse of the Contractowner, the Contract may be continued in the name of that spouse as the new Contractowner or as a Contract for the benefit of the surviving spouse.If you are a non-spouse Beneficiary, the tax code requires that any distribution to be paid within five years of the death of the Contractowner unless the Beneficiary begins receiving, within one year of the Contractowner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the Beneficiary's life expectancy.
Multi Fund 1 4 | LivingBenefitsMember
Prospectus:
Operation of Benefit [Text Block]	Living Benefit Riders The following optional Living Benefit Riders described in this prospectus are no longer available for election: •Lincoln Lifetime IncomeSM Advantage 2.0•Lincoln Lifetime IncomeSM Advantage•Lincoln Lifetime IncomeSM Advantage Plus•Lincoln SmartSecurity® Advantage•4LATER® AdvantageAppendix C to this prospectus provides a detailed description of the following Living Benefit Riders: Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Before electing to drop an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE® Advantage with or without the Guaranteed Income Benefit, if available). You should consider whether you will be eligible to purchase i4LIFE® Advantage (with or without the Guaranteed Income Benefit) which is currently only available for contracts with Contract Values of at least $50,000 and before an annuity payment option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 80 (qualified contracts) or age 95 (nonqualified contracts). You should also consider whether the features of i4LIFE® Advantage (with or without the Guaranteed Income Benefit) will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE® Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time (Access Period) and a Death Benefit during the Access Period. i4LIFE® Advantage with the Guaranteed Income Benefit uses a different annuity factor to calculate payments and Contractowners might consider other annuity payment options if their annuity payments would be higher. Please refer to the i4LIFE® Advantage with Guaranteed Income Benefit section of this prospectus for more details. Before deciding to drop an existing rider you should consult with your registered representative. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the Contract is purchased. i4LIFE® Advantage is the only Living Benefit Rider currently available to owners of qualified contracts. The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this Contract. The riders do not guarantee the investment results of the funds. The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the Contract’s effective date.
Multi Fund 1 4 | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.These charges are added to the i4LIFE® Advantage charges to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.These charges are added to the i4LIFE® Advantage charges to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Operation of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts i4LIFE® Advantage (the Variable Annuity Income rider in your Contract) is an optional Annuity Payout rider you may elect and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. In order to elect the i4LIFE® Advantage benefit, you may need to surrender your existing base contract and apply for a new Contract. The surrender charges and fees applicable to the new base contract will not be higher than such fees applicable to the base contract being surrendered. However, an additional charge will be incurred on the new base contract for i4LIFE® Advantage; just as it would be for a Contract that need not be surrendered to elect i4LIFE® Advantage. Enhanced interest rates will not be offered on the fixed account(s) of the new base contract. Please contact your registered representative to determine if it is necessary to surrender your Contract in order to elect i4LIFE® Advantage. i4LIFE® Advantage is a payout option that provides you with variable, regular monthly income payments for life. These payouts begin and are made during an Access Period, where you have access to the Account Value. After the Access Period ends, Regular Income Payments continue for the rest of your life, during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. The initial regular monthly income payment is based on the Account Value on the Periodic Income Commencement Date. This date is no more than 14 days prior to the date you begin receiving the regular monthly income payments. This option is available for participants in 401(k), 403(b) and most 457 plans (“tax-deferred retirement plans”). This option, when available in your state, is subject to a charge. See Charges and Other Deductions – i4LIFE® Advantage Charges for Qualified Contracts. i4LIFE® Advantage may be elected at the time of application or at any time before another Annuity Payout option is elected by sending a written request to our Home Office. When you elect i4LIFE® Advantage, you make certain choices about your Regular Income Payments. The Annuitant, or Secondary Life, if applicable, may not be changed after i4LIFE® Advantage is elected. The Periodic Income Commencement Date will be within one month of when your i4LIFE® Advantage election form is approved by us. i4LIFE® Advantage for tax-deferred retirement plans is only available if the Annuitant is eligible to receive a payout pursuant to the terms and conditions of his or her plan at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions. If i4LIFE® Advantage is selected, in addition to the Investment Requirements imposed by electing this option, the applicable transfer provisions among Subaccounts and the fixed account during the access period will continue to be those specified in your prospectus. See The Contracts – Transfers on or Before the Annuity Commencement Date. During the Lifetime Income Period, the transfer provisions are those specified in your prospectus. See The Contracts – Transfers after the Annuity Commencement Date. Once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Additional Services. When you elect i4LIFE® Advantage, you will receive the i4LIFE® Advantage Guarantee of Principal Death Benefit. See i4LIFE® Advantage Death Benefit. Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, regular monthly income payments and provide a Death Benefit, and during which you may surrender the Contract and make additional withdrawals from your Account Value. During the Access Period, the Account Value is available as a minimum Death Benefit, or for additional withdrawals or surrender of the Contract. At the end of the Access Period, the remaining Account Value is used to determine the amount of regular monthly income payments for the rest of your life (and the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage and/or the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after May 20, 2024	10 years	The length of time between your age and age 100
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to May 20, 2024	5 years	The length of time between your age and age 100
i4LIFE® Advantage (with a Guaranteed Income Benefit) for new elections on and after May 20, 2024	The greater of 15 years or to age 85	The length of time between your age and age 100
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend the Access Period by sending us notice. Additional restrictions may apply if you are under 59½ when you request a change to the Access Period. A request to extend the Access Period will be effective on the next Periodic Income Commencement Date anniversary. Currently, if you extend the Access Period, it must be extended at least 5 years. If you extend the Access Period, subsequent Regular Income Payments and the Guaranteed Income Benefit will be reduced accordingly. The Guaranteed Income Benefit will be adjusted in proportion to the reduction in the new Regular Income Payment. Extending the Access Period lowers the regular payment and Guaranteed Income Benefit because these payments are spread out over a longer period of time. For example, assume you have an access period of 25 years, a Regular Income Payment of $433 a month and a Guaranteed Income Benefit of $332 per month. If you extend your Access Period to 30 years, the Regular Income Payment decreases to $428 per month (a reduction of 1.15%) and the Guaranteed Income Benefit is also reduced by 1.15% for a payment of $328. We may reduce or terminate the Access Period for tax-deferred retirement plans in order to keep the Regular Income Payments in compliance with Internal Revenue Code (“IRC”) provisions for required minimum distributions. You may not shorten your Access Period. Account Value. The initial Account Value is equal to the total of the dollar value of the fixed and variable options contained in the Contract in which you are invested on the Periodic Income Commencement Date. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by Regular Income Payments made, any Guaranteed Income Benefit payments made, and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life, if applicable) and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living; and access to your Account Value during the Access Period. Such payments will not vary during the year unless there is a withdrawal. When you elect i4LIFE® Advantage, you will have to choose the length of the Access Period. This choice will influence the amount of your Regular Income Payments. Regular Income Payments will begin within 14 days of the Periodic Income Commencement Date. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Regular Income Payments for tax-deferred retirement plans will be paid monthly, and are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). An Assumed Investment Return (AIR) rate of 4% will be available. Regular Income Payments are not subject to any surrender charges or applicable Interest Adjustments. For information regarding income tax consequences of Regular Income Payments, See Federal Tax Matters. The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Account Value by 1,000 and multiplying the result by an annuity factor. In the absence of excess withdrawals this amount will remain constant throughout the calendar year. The annuity factor is based upon: •The age of the Annuitant and Secondary Life, if applicable;•the length of the Access Period selected;•the monthly Regular Income Payments;•the AIR of 4%; and•the Individual Annuity Mortality table.The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $504.96 per month ($6,059.60 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.41 per month ($5,380.90 annually). Subsequent Regular Income Payments during the Access Period are determined by dividing the Account Value, on the applicable Valuation Date (December 31) by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. You will receive the same payment each month throughout the year. The Account Value continues to vary with the performance of the Subaccounts selected and the interest credited on the fixed account. The AIR is the measuring point for subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For example, a Contractowner has an Account Value of $100,000 and an income payment of $400 per month. If the Contractowner makes a withdrawal of $25,000 (resulting in a 25% reduction of Account Value), there would be a corresponding 25% reduction to the Regular Income Payment. The Regular Income Payment of $400 would be reduced to $300 [$400 – (25% x $400)]. See i4LIFE® Advantage – General i4LIFE® Advantage Provisions for more information on withdrawals. For a joint life option, the Secondary Life must be the Annuitant’s spouse and must be the primary Beneficiary. If either the Annuitant or Secondary Life dies during the Access Period, the surviving life may elect to continue Regular Income Payments. We may adjust the Access Period length to ensure the regular monthly income payments conform to the required minimum distribution requirements of Section 401(a)(9) of the IRC. Regular Income Payments will continue for the remainder of the Access Period and then, if there is a surviving life, for the Lifetime Income Period. As an alternative, upon the death of the Annuitant, the Secondary Life may choose to take the Death Benefit, and the i4LIFE® Advantage rider will terminate. The Account Value less any contingent deferred sales charge may be paid upon the death of the Secondary Life during the Access Period, if applicable. If there is no surviving life, then the Regular Income Payments will cease and this rider will terminate. For a single life option, if the Annuitant dies during the Access Period, a Death Benefit will be paid and the Regular Income Payments will cease and this rider will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. The frequency of Regular Income Payments, the AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: •the age of the Annuitant and Secondary Life (if living);•the monthly Regular Income Payments;•the AIR of 4%; and•the Individual Annuity Mortality table.The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Your Regular Income Payments are adjusted on an annual basis, and the total of the annual payment is transferred to Lincoln Life’s general account in January to be paid out monthly. During the Lifetime Income Period monies deposited to the general account will receive the then current crediting rate. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will vary on an annual basis for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your annuity units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable.i4LIFE® Advantage Credit. If you elect i4LIFE® Advantage on and after May 20, 2024 (subject to state approval) you will receive a quarterly i4LIFE® Advantage Credit if you select a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and you maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below. The i4LIFE® Advantage Credit is not applied to Contracts with the Guaranteed Income Benefit. If you elect the rider at the time you purchase the Contract, the first i4LIFE® Advantage Credit will apply three months from the contract issue date. If you elect the rider after we issue the Contract, the first i4LIFE® Advantage Credit will apply three months from the first Regular Income Payment. Thereafter, it will apply every three months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the Contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid. Proportionate credits will not be applied. The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying: •the variable Account Value on that date; by•the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).
	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%
If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments and required minimum distributions) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation. If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met. The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.Guaranteed Income Benefit with i4LIFE® Advantage for Qualified Contracts The Guaranteed Income Benefit ensures that your Regular Income Payments will never be less than a minimum amount, adjusted for withdrawals, regardless of the actual investment performance of your Contract. The Guaranteed Income Benefit is in effect during both the Access Period and the Lifetime Income Period. The Guaranteed Income Benefit is initially equal to 75% of the initial Regular Income Payment. If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit. This additional amount will be withdrawn from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero as a result of the payment of the Guaranteed Income Benefit, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant, or Secondary Life, if applicable, is living. The Guaranteed Income Benefit has an automatic step-up feature that works as follows: During the 15-year step-up period, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The 15-year period will run from the Periodic Income Commencement Date, or the date of the most recent reset of the 15-year step-up period. Each 3-year step-up occurs on the Valuation Date of the first Regular Income Payment in the first calendar year of each 3-year period. At the end of a 15-year step-up period, the Contractowner may continue with the current Guaranteed Income Benefit amount at the current fee with no further step-ups or alternatively elect a new 15-year step-up period by submitting a written request to the Home Office. If a new 15-year step-up period is elected, the i4LIFE® Advantage fee will be the current charge in effect at the time of the step-up election period. A new step-up period may be elected during the Access and Lifetime Income periods, but the new step-up period must be elected at or before the end of the previous step-up period or no new step-up period may be elected in the future. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer the election of a new 15-year step-up period for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. If a new 15-year step-up period is elected, the i4LIFE® Advantage charge may increase subject to the guaranteed maximum annual percentage charge of 1.50%. The Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments or Guaranteed Income Benefit payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Advantage Provisions to see the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit. If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years up to the maximum available) thereby reducing your Regular Income Payment, your Guaranteed Income Benefit will also be reduced. The Guaranteed Income Benefit will be reduced in proportion to the reduction in the Regular Income Payment. You may not shorten your Access Period. i4LIFE® Advantage Death Benefit i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available for qualified contracts during the Access Period and will be equal to the greater of: •the Account Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments, less the sum of Regular Income Payments and other additional withdrawals (including withdrawals to provide the Guaranteed Income Benefit).References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal. The following example demonstrates the impact of a withdrawal on your Death Benefit: Total Purchase Payments $200,000
Total i4LIFE® Advantage Regular Income Payments $25,000
Additional Withdrawal $15,000
Death Benefit value after i4LIFE® Advantage withdrawal = $200,000 – $25,000 = $175,000
Death Benefit value after additional withdrawal = $175,000 - $15,000 = $160,000 General Death Benefit Provisions. Following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates. During the Access Period, if the single life option has been elected, then upon the death of the Annuitant, the Regular Income Payments will cease and this rider will terminate. If the joint life option has been elected, then upon the death of the Annuitant, the Secondary Life, if still surviving, as spouse and primary Beneficiary, may terminate the Contract and this rider and receive full payment of the Death Benefit or elect to continue the Contract and this rider and receive Regular Income Payments for his/her lifetime. Upon the death of the Secondary Life, the Annuitant if still surviving, may continue to receive Regular Income Payments for the remainder of the access period and for the Lifetime Income Period or may elect to terminate this rider. If neither the Annuitant nor the Secondary Life is still surviving, the Regular Income Payments will cease and this rider will terminate. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1. an original certified death certificate or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with IRC Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to Lincoln Life of the death, Regular Income Payments may be suspended until the death claim is approved. If this rider is continued, upon approval of the death claim the excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time and a lump sum payment for the value of any suspended payments, as of the date the death claim is approved, will be made and the Regular Income Payments will restart. Otherwise, this rider terminates. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940. General Provisions Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The Interest Adjustment may apply. The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit Payments: i4LIFE® Advantage Regular Income Payment before Withdrawal $1,200
Guaranteed Income Benefit before Withdrawal $750
Account Value at time of Additional Withdrawal $150,000
Additional Withdrawal $15,000 (a 10% withdrawal)
Reduction in i4LIFE® Advantage Regular Income Payment for Withdrawal = $1,200 x 10% = $120
i4LIFE® Advantage Regular Income Payment after Withdrawal = $1,200 – $120 = $1,080
Reduction in Guaranteed Income Benefit for Withdrawal = $750 x 10% = $75
Guaranteed Income Benefit after Withdrawal = $750 – $75 = $675 Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your Contract will return to the accumulation phase. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and assess the mortality and expense risk charge and administrative charge associated with the Contract without this feature. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. Availability. The availability of i4LIFE® Advantage will depend upon your state’s approval of the i4LIFE® Advantage contract rider. Please check with your registered representative for availability.i4LIFE® Advantage for Nonqualified Contracts and IRAs i4LIFE® Advantage (the Variable Annuity Payout Option rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. You may also purchase either the i4LIFE® Advantage Guaranteed Income Benefit or the 4LATER® Advantage Guaranteed Income Benefit (described below) for an additional charge. i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the Contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge (for Nonqualified contracts and IRAs only). If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or before the Annuity Commencement Date. When you elect i4LIFE® Advantage, the Death Benefit option that you had previously elected will become the Death Benefit under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value). See i4LIFE® Advantage Death Benefits. Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this Contract is elected by sending a written request to our Home Office. If you purchased 4LATER® Advantage, you must wait at least one year before you can purchase i4LIFE® Advantage. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For IRAs, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the Contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after May 20, 2024	10 years	The length of time between your age and age 115 for nonqualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to May 20, 2024	5 years	The length of time between your age and age 115 for nonqualified contracts
Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments made and Guaranteed Income Benefit payments as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date your elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (AIR). These choices will influence the amount of your Regular Income Payments. If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). You also choose the AIR. AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to May 20, 2024, AIR rates of 5% and 6% were also available, but certain states had limited availability of 5% and 6% AIR. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Regular Income Payments are not subject to any surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: •the age of the Annuitant and Secondary Life, if applicable;•the length of the Access Period selected;•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table.The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the surviving payments after the first spouse’s death. For nonqualified contracts, if the Annuitant (and Secondary Life if applicable) dies during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant (and Secondary Life) dies during the Access Period, i4LIFE® Advantage (and the Guaranteed Income Benefit if applicable) will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: •the age of the Annuitant and Secondary Life (if living);•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table.The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. You Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Credit. If you elect i4LIFE® Advantage on and after May 20, 2024 (subject to state approval) you will receive a quarterly i4LIFE® Advantage Credit if you select a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and you maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below. The i4LIFE® Advantage Credit is not applied to Contracts with the Guaranteed Income Benefit. If you elect the rider at the time you purchase the Contract, the first i4LIFE® Advantage Credit will apply three months from the contract issue date. If you elect the rider after we issue the Contract, the first i4LIFE® Advantage Credit will apply three months from the first Regular Income Payment. Thereafter, it will apply every three months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the Contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid. Proportionate credits will not be applied. The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying: •the variable Account Value on that date; by•the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).
	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%
If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments and required minimum distributions) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation. If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met. The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.i4LIFE® Advantage Death Benefits i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected. i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available for nonqualified contracts during the Access Period and is the greatest of: •the Account Value as of the Valuation Date on which we approve the payment of the claim; or•the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the Contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on a dollar for dollar basis.When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB. General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. If there is a change in the Contractowner, joint owner or Annuitant during the life of the Contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, no Death Benefit is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1. an original certified death certificate or any other proof of death satisfactory to us; and 2. written authorization for payment; and 3. all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal tax matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your Contract will return to the accumulation phase. Your i4LIFE® Advantage Death Benefit will terminate and you will have the Account Value Death Benefit option. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the Contract will be subject to income taxation in the year of the termination. This will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
Multi Fund 1 4 | i4LIFEGuaranteedIncomeBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE® Advantage (for Nonqualified Contracts or IRAs only) The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payment will never be less than a minimum payout floor, regardless of the actual investment performance of your Contract. i4LIFE® Advantage Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider. If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below. In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your Contract or contact your registered representative for more information. Guaranteed Income Benefit Amount. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected. There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 or after Guaranteed Income Benefit (version 4) is approved in your state, if later, only if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit. Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below. The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result. Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.Guaranteed Income Benefit General Provisions For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your Contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations. If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living. The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value. Guaranteed Income Benefit Step-up Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year. The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2024 Amount of initial Regular Income Payment	$4,801
8/1/2024 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2024 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$4,000
8/1/2025 Recalculated Regular Income Payment	$6,000
8/1/2025 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment. The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above. Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time of the first Regular Income Payment. The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time of the first Regular Income Payment. The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election. Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your Contract: •A 4% AIR will be used to calculate the Regular Income Payments;•The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider's effective date, the minimum Access Period will be the longer of 20 years or the difference between your age (nearest birthday) and age 95 (15 years or the difference between your age and age 85 prior to May 21, 2012).If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Advantage Guaranteed Income Benefit section of this prospectus. Termination of the Guaranteed Income Benefit. The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events: •the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or•a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or•upon written notice from the Contractowner to us; or•assignment of the Contract; or•failure to comply with Investment Requirements.A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. Availability. The Guaranteed Income Benefit is available with qualified (IRAs and Roth IRAs) and nonqualified annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. The next section describes certain guarantees in Living Benefit Riders relating to the election of i4LIFE® Advantage with Guaranteed Income Benefit. Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See Appendix C – Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) in accordance with the terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner’s age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Guaranteed Income Benefit Percentages by Ages table above. The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the Contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Guaranteed Income Benefit Percentages by Ages table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Appendix C – Lincoln Lifetime IncomeSM – i4LIFE® Advantage Guaranteed Income Benefit Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Guaranteed Income Benefit Percentages by Ages table above.
Multi Fund 1 4 | LincolnSmartSecurityAdvantageMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information. This rider is no longer available for purchase.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information. This rider is no longer available for purchase.
Operation of Benefit [Text Block]	Lincoln SmartSecurity® Advantage (for Nonqualified Contracts or IRAs only) Lincoln SmartSecurity® Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your Contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up): Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups. You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail. If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See Appendix B – Investment Requirements. If the benefit was elected at contract issue, then the rider was effective on the Contract’s effective date. If the benefit was elected after the Contract was issued, the rider was effective on the next Valuation Date following approval by us. Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the Contract, the Guaranteed Amount equals your initial Purchase Payment . If you elected the benefit after we issued the Contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10 million for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives. Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if: a.the Contractowner or joint owner is still living; andb.the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if: a.each Contractowner and Annuitant is under age 81; andb.the Contractowner or joint owner is still living.If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period. Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount. A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge. Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is: •7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and•5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of: a.the Maximum Annual Withdrawal amount immediately prior to the step-up; orb.7% or 5% (depending on your option) of the new (stepped up) Guaranteed Amount.If the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then: 1.the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and2.the Maximum Annual Withdrawal amount will remain the same.Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if: •Lincoln’s automatic withdrawal services is used to calculate the RMD;•The RMD calculation must be based only on the value in this Contract;•No withdrawals other than RMDs are made within the Benefit Year; and•This Contract is not a beneficiary IRA.Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. When cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount: 1.The Guaranteed Amount is reduced to the lesser of:•the Contract Value immediately following the withdrawal; or•the Guaranteed Amount immediately prior to the withdrawal; less the amount of the withdrawal.2.The Maximum Annual Withdrawal amount will be the lesser of:•the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or•the greater of:•7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or•7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or•the new Guaranteed Amount.The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount. Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000) After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650 The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000). The Maximum Annual Withdrawal amount was reduced to the lesser of: 1. Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2. The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3. The new Guaranteed Amount ($53,000). The lesser of these three items is $2,650. In a declining market, Excess Withdrawals may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount. Excess Withdrawals will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation. Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as: 1.No withdrawals are made before you (and your spouse if a joint life) are age 65; and2.An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero. If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below: 1.If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or2.The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:a. the Contractowner (and spouse if applicable) is age 65; b. the Contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year. As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the Contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made. The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters. All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the Contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount. If your Contract Value is reduced to zero because of market performance, withdrawals equal to the remaining Maximum Annual Withdrawal amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will resume and continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum. Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero. If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option. Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. In addition, Lincoln SmartSecurity® Advantage provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit. Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the Contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1.the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;2.whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and3.the cost of the single life option.Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option. If the surviving spouse of the deceased Contractowner continues the Contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up. If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the Contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit. Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the Contract after the effective date of the rider up to and including the date the new spouse is added to the rider. Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate: •on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);•upon the election of i4LIFE® Advantage;•if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral;•upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;•when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or•upon termination of the underlying annuity contract.The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit Option. Contractowners who previously elected Lincoln SmartSecurity® Advantage may decide to later carry over their Guaranteed Amount to i4LIFE® Advantage Guaranteed Income Benefit (version 4). The charge (see Expense Table C), Guaranteed Income Benefit percentages, Access Period requirements, and Investment Requirements will be those that currently apply to new elections of i4LIFE® Advantage Guaranteed Income Benefit. This decision must be made prior to the Annuity Commencement date. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time.
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantage20ManagedRiskMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.
Multi Fund 1 4 | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Generally, the more expensive the Death Benefit, the greater the protection. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during the life of the Annuitant and change the Beneficiary by filing a written request with the Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. The Contract Value available upon death is the value of the Contract at the end of the Valuation Period during which the death claim is approved by payment by Lincoln Life. The approval of the death claim payment will occur after receipt of all of the following: •proof, satisfactory to us, of the death of the Annuitant;•written authorization for payment; and our receipt of all required claim forms fully completed.If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. Single premium deferred contracts and Flexible premium deferred contracts (Multi-Fund® 2, 3, 4) If the Annuitant dies before the Annuity Commencement Date and the enhanced guaranteed minimum Death Benefit (EGMDB) is not in effect, a Death Benefit equal to the Contract Value will be paid to your designated Beneficiary. Prior to the Annuity Commencement Date, an optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for Annuitants up to age 75. Please check with your financial adviser for availability to current Contractowners. If the Annuitant dies before the Annuity Commencement Date and the EGMDB is in effect, the Death Benefit paid to your designated Beneficiary will be the greater of: 1.The Contract Value at the end of the Valuation Period when the death claim is approved for payment by Lincoln Life, or2.The highest of:a.the Contract Value at the end of the Valuation Period when the EGMDB becomes effective and;b.the sum of all Purchase Payments less the sum of all withdrawals, partial annuitization and premium taxes incurred, if any; andc.the highest Contract Value, at the end of the Valuation Period, on any contract anniversary date up to and including age 75 following election of the EGMDB; increased by Purchase Payments and decreased by any withdrawals, annuitizations and premium taxes incurred after the EGMDB effective date or the contract anniversary on which the highest Contract Value occurred.The EGMDB is not available under contracts issued to a Contractowner, joint owner or Annuitant who is age 75 or older at the time of issuance. The EGMDB is not available in the state of Louisiana. If you add the EGMDB after purchase, the benefit will take effect as of the Valuation Date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the Death Benefit under the EGMDB, the highest Contract Value on the effective date when the benefit is added to the Contract or any contract anniversary after the effective date will be used. The EGMDB will take effect on the Valuation Date when the EGMDB election form is approved at our Home Office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next Valuation Date. The owner may not reelect the EGMDB once it is discontinued. As of the Annuity Commencement Date the EGMDB will be discontinued and the charge for the EGMDB will stop. See Charges and Other Deductions-Deduction for the EGMDB.
Multi Fund 1 4 | singlepremiumdeferredannuityMultiFund1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Multi Fund 1 4 | periodicpremiumdeferredannuityMultiFund1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the surrender or withdrawal occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. A withdrawal that does not exceed the free amount for a Contract Year is not subject to a surrender charge. See Charges and Other Deductions – Surrender Charge.
Multi Fund 1 4 | flexiblepremiumdeferredannuityMultiFund234Member
Prospectus:
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Multi Fund 1 4 | SinglePeriodicPremiumContractMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,334
Surrender Expense, 3 Years, Maximum [Dollars]	21,038
Surrender Expense, 5 Years, Maximum [Dollars]	29,788
Surrender Expense, 10 Years, Maximum [Dollars]	53,940
No Surrender Expense, 1 Year, Maximum [Dollars]	5,310
No Surrender Expense, 3 Years, Maximum [Dollars]	15,986
No Surrender Expense, 5 Years, Maximum [Dollars]	26,736
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 53,940